Partners' Capital Net Income (Loss) Attributable to NonControlling Partners (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary	$ 5.9	$ 5.6	$ 23.1	$ 16.8	$ 4.9
Limited Partner
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary			(683.0)	(100.8)	(62.2)
Preferred Units, Class A
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary	0.0	9.2	23.1	17.2	0.0
Crestwood Niobrara LLC
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary	5.9	5.6	23.1	16.8	4.9
Crestwood Equity Partners LP
Limited Partners' Capital Account [Line Items]
Net income attributable to non-controlling partners in subsidiary	$ 5.9	$ 9.8	$ (636.8)	$ (66.8)	$ (57.3)